INVENTORY (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Process Material Stockpiles	$ 1,356	$ 1,083
Concentrate Inventory	1,656	2,467
Materials And Supplies	1,820	1,629
Inventories	$ 4,832	$ 5,179